United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:                    811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor, Chicago, IL 60603

(Address of principle executive offices) (Zip Code)

Walter H. Clark

115 South LaSalle Street, 34th Floor, Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 462-2392

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

RMB Fund

Portfolio Holdings As of September 30, 2017 (Unaudited)

		Number of Shares	Value
	Common Stocks 98.50% (percentage of net assets)
	Consumer Discretionary 13.73%
	Consumer Durables & Apparel 3.33%
*	NVR, Inc.	1,001	$2,857,855
	Consumer Services 3.71%
*	ServiceMaster Global Holdings, Inc.	68,000	3,177,640
	Home Improvement Retail 3.63%
	Home Depot, Inc.	19,000	3,107,640
	Retailing 3.06%
*	Priceline Group, Inc.	1,434	2,625,396
	Total Consumer Discretionary (Cost: $7,290,634)		11,768,531

	Consumer Staples 10.02%
	Biotechnology 4.35%
	Amgen, Inc.	20,000	3,729,000
	Distillers & Vintners 2.22%
	Diageo PLC, ADR	14,450	1,909,278
	Drug Retail 3.45%
	CVS Health Corp.	36,350	2,955,982
	Total Consumer Staples (Cost: $6,152,130)		8,594,260

	Energy 6.00%
	Integrated Oil & Gas 3.32%
	Chevron Corp.	24,200	2,843,500
	Oil & Gas - Equipment & Services 2.68%
	Schlumberger, Ltd.	33,000	2,302,080
	Total Energy (Cost: $5,158,195)		5,145,580

	Financial Services 6.85%
	Diversified Banks 2.78%
	JPMorgan Chase & Co.	25,000	2,387,750
	Investment Banking & Brokerage 3.92%
	Morgan Stanley	69,700	3,357,449
	Multi-Sector Holdings 0.15%
*	Berkshire Hathaway, Inc., Class B	700	128,324
	Total Financial Services (Cost: $3,536,312)		5,873,523

	Health Care 13.39%
	Health Care Equipment 13.39%
	Becton, Dickinson and Co.	15,500	3,037,225
	Cooper Cos., Inc.	11,600	2,750,476

RMB FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Danaher Corp.	21,000	$1,801,380
	STERIS PLC	44,068	3,895,611
	Total Health Care (Cost: $9,526,682)		11,484,692

	Industrials 9.89%
	Commerical & Professional Services 3.98%
*	IHS Markit, Ltd.	77,425	3,412,894
	Industrial Machinery 2.21%
	Snap-on, Inc.	12,700	1,892,427
	Transportation 3.70%
	Macquarie Infrastructure Corp.	43,920	3,170,146
	Total Industrials (Cost: $8,268,064)		8,475,467

	Information Technology 34.24%
	Data Processing & Outsourced Services 7.75%
	Visa, Inc.	43,000	4,525,320
	Alliance Data Systems Corp.	9,550	2,115,802
			6,641,122
	Internet Software & Services 11.84%
*	Alphabet, Inc., Class A	5,000	4,868,600
	Cognizant Technology Solutions Corp., Class A	42,350	3,072,069
	SS&C Technologies Holdings, Inc.	55,000	2,208,250
			10,148,919
	IT Consulting & Other Serivces 1.97%
	Accenture PLC	12,500	1,688,375
	Semiconductors 4.37%
	Microchip Technology, Inc.	41,720	3,745,622
	Systems Software 3.36%
	Microsoft Corp.	38,700	2,882,763
	Technology Hardware, Storage & Peripherals 4.95%
	Apple, Inc.	27,565	4,248,318
	Total Information Technology (Cost: $17,020,801)		29,355,119

	Real Estate 4.38%
	Real Estate Investment Trust 4.38%
	American Tower Corp.	27,500	3,758,700
	Total Real Estate (Cost: $2,917,870)		3,758,700

	Total Common Stocks (Cost: $59,870,688)		84,455,872

RMB FUND	See Notes to Portfolio Holdings

	Number of Shares	Value
Short-Term Instruments 1.57% (percentage of net assets)
Money Market Fund 1.57%
Fidelity Treasury Portfolio, Class I, 0.90%	1,343,235	$1,343,235
Total Money Market Fund (Cost: $1,343,235)		1,343,235

Total Short-Term Instruments (Cost: $1,343,235)		1,343,235

Total Investments 100.07% (Cost: $61,213,923)		$85,799,107

Liabilities, less cash and other assets (0.07)%		(62,441)

Net Assets 100.00%		$85,736,666

Federal Income Tax Basis of Investments

The tax cost of the Fund at September 30, 2017, based on securities owned was $61,213,923.

The unrealized gross appreciation/(depreciation) for all securities in the Fund at September 30, 2017 was $25,409,592 and $(824,408), respectively, and net unrealized appreciation was $24,585,184.

ADR – American Depository Receipt.
* Indicates securities that do not produce income.

RMB FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Services Fund

Portfolio Holdings As of September 30, 2017 (Unaudited)

		Number of Shares	Value
	Common Stocks 95.41% (percentage of net assets)
	Banks 83.79%
	Banks - Regional 83.79%
	Ameris Bancorp	100,000	$4,800,000
*	Atlantic Capital Bancshares, Inc.	830,743	15,077,985
	Banc of California, Inc.	100,000	2,075,000
	BancorpSouth, Inc.	100,000	3,205,000
	BankUnited, Inc.	150,000	5,335,500
*	Bay Bancorp, Inc.	481,470	5,464,685
	Berkshire Hills Bancorp, Inc.	75,000	2,906,250
	Boston Private Financial Holdings, Inc.	300,000	4,965,000
	Brookline Bancorp, Inc.	200,000	3,100,000
*	Byline Bancorp, Inc.	332,365	7,066,080
	Capital Bank Financial Corp.	200,000	8,210,000
	Carolina Financial Corp.	183,030	6,567,116
	CoBiz Financial, Inc.	125,782	2,470,358
	ConnectOne Bancorp, Inc.	172,571	4,245,247
*	Equity Bancshares, Inc., Class A	428,050	15,230,019
	Evans Bancorp, Inc.	90,644	3,915,821
*	FB Financial Corp.	1,066,531	40,229,549
	Fidelity Southern Corp.	712,489	16,843,240
	First Bancorp	750,000	25,807,500
	First Bancshares, Inc.	392,934	11,846,960
	First Community Corp.	237,065	4,847,979
	First Connecticut Bancorp, Inc.	59,454	1,590,395
*	First Foundation, Inc.	721,348	12,904,916
	First South Bancorp, Inc.	248,668	4,607,818
*	Green Bancorp, Inc.	200,000	4,730,000
	Guaranty Bancorp	200,000	5,560,000
	Heritage Financial Corp.	400,000	11,800,000
	Home BancShares, Inc.	250,000	6,305,000
	IBERIABANK Corp.	100,000	8,215,000
	Lakeland Bancorp, Inc.	500,000	10,200,000
	Live Oak Bancshares, Inc.	793,170	18,599,836
	MidSouth Bancorp, Inc.	584,730	7,045,996
	Old Line Bancshares, Inc.	200,000	5,600,000
*	Opus Bank	561,850	13,484,400
*	Pacific Premier Bancorp, Inc.	600,000	22,650,000
*	Paragon Commercial Corp.	100,000	5,646,000
	Park Sterling Corp.	1,976,881	24,552,862
	Peapack Gladstone Financial Corp.	229,770	7,752,440
	Pinnacle Financial Partners, Inc.	498,408	33,368,416

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
*	Seacoast Banking Corp. of Florida	690,560	$16,497,478
*	Select Bancorp, Inc.	48,080	563,017
	Shore Bancshares, Inc.	177,750	2,959,538
*	Southern First Bancshares, Inc.	309,692	11,257,304
	Southern National Bancorp of Virginia, Inc.	200,000	3,398,000
	State Bank Financial Corp.	133,330	3,819,905
	Sun Bancorp, Inc.	133,688	3,322,147
*	Sunshine Bancorp, Inc.	296,206	6,883,827
*	Triumph Bancorp, Inc.	752,026	24,252,838
	Valley National Bancorp	901,918	10,868,112
*	Veritex Holdings, Inc.	429,380	11,576,085
*	Western Alliance Bancorp [a]	125,000	6,635,000
*	Xenith Bankshares, Inc.	200,000	6,500,000
			507,355,619
	Total Banks (Cost: $389,742,914)		507,355,619
	Diversified Financials 2.20%
	Asset Management & Custody Banks 0.87%
	Manning & Napier, Inc.	445,600	1,760,120
	Silvercrest Asset Management Group, Inc.	240,658	3,501,574
			5,261,694
	Investment Banking & Brokerage 1.16%
*	Cowen Group, Inc.	393,514	7,004,549
	Other Diversified Financial Services 0.17%
*	Performant Financial Corp.	583,418	1,061,821
	Total Diversified Financials (Cost: $12,834,299)		13,328,064
	Thrifts & Mortgage Finance 9.42%
	Thrifts & Mortgage Finance 9.42%
*	ASB Bancorp, Inc.	105,823	4,772,617
*	Atlantic Coast Financial Corp.	538,908	4,747,779
*	HomeStreet, Inc.	171,280	4,624,560
	OceanFirst Financial Corp.	556,036	15,285,430
*	PCSB Financial Corp.	291,630	5,500,142
	TFS Financial Corp.	248,860	4,014,112
	United Financial Bancorp, Inc.	482,695	8,828,492
	Western New England Bancorp, Inc.	852,471	9,291,934
			57,065,066
	Total Thrifts & Mortgage Finance (Cost: $42,408,030)		57,065,066
	Total Common Stocks (Cost: $444,985,243)		577,748,749

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Warrants 0.56% (percentage of net assets)
	Banks 0.56%
	Banks - Regional 0.56%
*	M&T Bank Corp., Expires 12/23/18	40,000	$3,421,600
	Total Banks (Cost: $1,281,600)		3,421,600
	Total Warrants (Cost: $1,281,600)		3,421,600

	Short-Term Instruments 2.48% (percentage of net assets)
	Money Market Fund 2.48%
	Fidelity Treasury Portfolio, Class I, 0.90%	15,000,000	15,000,000
	Total Money Market Fund (Cost: $15,000,000)		15,000,000
	Total Short-Term Instruments (Cost: $15,000,000)		15,000,000
	Total Investments 98.45% (Cost: $461,266,843)		$596,170,349

	Call option written (0.02)% (Premiums received: $95,248)		(103,125)

	Cash and other assets, less liabilities 1.57%		9,475,817

	Net Assets 100.00%		$605,543,041

		Number of Contracts
	Call Option Written (0.02)% (percentage of net assets)
	Banks (0.02)%
	Banks - Regional (0.02)%
	Western Alliance Bancorp
	@ 55, Notional Amount: $(4,125,000), due Dec 2017	(750)	(103,125)
	Total Banks (Premiums received: $95,248)		(103,125)
	Total Call Option Written (Premiums received: $95,248)		(103,125)

Federal Income Tax Basis of Investments

The tax cost of the Fund at September 30, 2017, based on securities owned was $461,909,753.

The unrealized gross appreciation/(depreciation) for all securities in the Fund at September 30, 2017 was $139,456,892 and $(5,299,421), respectively, and net unrealized appreciation was $134,157,471.

* Indicates securities that do not produce income.

a Securities or partial securities on which call/put options were written.

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Long/Short

Portfolio Holdings As of September 30, 2017 (Unaudited)

		Number of Shares	Value
	Common Stocks 90.10% (percentage of net assets)
	Banks 80.47%
	Banks - Regional 75.85%
	Ameris Bancorp	100,000	$4,800,000
*	Atlantic Capital Bancshares, Inc. [a]	590,720	10,721,568
	BankUnited, Inc.	150,000	5,335,500
	Boston Private Financial Holdings, Inc.	200,000	3,310,000
	Citizens Financial Group, Inc.a b	200,000	7,574,000
*	FB Financial Corp.	216,339	8,160,307
*	First Foundation, Inc.	692,248	12,384,317
	First Interstate BancSystem, Inc.	100,000	3,825,000
	Guaranty Bancorp	200,000	5,560,000
	Home BancShares, Inc.	86,250	2,175,225
	IBERIABANK Corp.	50,000	4,107,500
	Live Oak Bancshares, Inc.	396,590	9,300,035
*	Opus Bank[a]	511,115	12,266,760
*	Pacific Premier Bancorp, Inc.	176,390	6,658,723
	Park Sterling Corp.	1,282,632	15,930,289
	Pinnacle Financial Partners, Inc.[a]	342,856	22,954,209
	Regions Financial Corp. [b]	100,000	1,523,000
*	Seacoast Banking Corp. of Florida	372,680	8,903,325
	State Bank Financial Corp.	166,670	4,775,096
	Synovus Financial Corp.[a]	100,000	4,606,000
*	Triumph Bancorp, Inc.[a]	515,813	16,634,969
	Valley National Bancorp	500,000	6,025,000
*	Western Alliance Bancorp	65,000	3,450,200
*	Xenith Bankshares, Inc.	200,000	6,500,000
			187,481,023
	Diversified Banks 4.62%
	Bank of America Corp.a b	450,600	11,418,204
	Total Banks (Cost: $145,795,473)		198,899,227
	Diversified Financials 6.05%
	Asset Management & Custody Banks 2.85%
	Manning & Napier, Inc.	457,897	1,808,693
	Silvercrest Asset Management Group, Inc.	360,103	5,239,499
			7,048,192
	Investment Banking & Brokerage 3.20%
*	Cowen Group, Inc.	200,000	3,560,000
*	E*TRADE Financial Corp. [b]	100,000	4,361,000
			7,921,000
	Total Diversified Financials (Cost: $12,942,876)		14,969,192

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Thrifts & Mortgage Finance 3.58%
	Thrifts & Mortgage Finance 3.58%
*	HomeStreet, Inc.	112,570	$3,039,390
	United Financial Bancorp, Inc.[a]	317,680	5,810,367
			8,849,757
	Total Thrifts & Mortgage Finance (Cost: $7,411,493)		8,849,757
	Total Common Stocks (Cost: $166,149,842)		222,718,176

		Number of Contracts
	Put Option Long 0.43% (percentage of net assets)
	Banks 0.11%
	Banks - Regional 0.06%
	BB&T Corp.
	@ 43, Notional Amount: $2,752,000, due Oct 17	640	5,440
	@ 44, Notional Amount: $2,816,000, due Oct 17	640	9,920
	Comerica, Inc.
	@ 70, Notional Amount: $4,480,000, due Oct 17	640	22,720
	Fifth Third Bancorp
	@ 26, Notional Amount: $1,664,000, due Oct 17	640	5,760
	@ 27, Notional Amount: $1,728,000, due Oct 17	640	14,080
	PNC Financial Services Group, Inc.
	@ 120, Notional Amount: $3,840,000, due Oct 17	320	4,640
	@ 125, Notional Amount: $4,000,000, due Oct 17	320	11,680
	SunTrust Banks, Inc.
	@ 55, Notional Amount: $3,520,000, due Nov 17	640	29,440
	Zions Bancorporation
	@ 44, Notional Amount: $2,816,000, due Oct 17	640	13,760
	@ 45, Notional Amount: $4,320,000, due Oct 17	960	32,640
			150,080
	Diversified Banks 0.05%
	JPMorgan Chase & Co.
	@ 92, Notional Amount: $5,888,000, due Oct 17	640	20,800
	US Bancorp
	@ 52, Notional Amount: $3,328,000, due Oct 17	640	22,400
	@ 53, Notional Amount: $3,392,000, due Oct 17	640	12,480
	@ 53, Notional Amount: $3,392,000, due Oct 17	640	22,720
	Wells Fargo & Co.
	@ 53, Notional Amount: $3,392,000, due Oct 17	640	3,840
	@ 54, Notional Amount: $3,456,000, due Oct 17	640	25,600
	@ 54.5, Notional Amount: $3,488,000, due Oct 17	640	16,640
			124,480
	Total Banks (Cost: $499,692)		274,560
	Diversified Financials 0.14%
	Asset Management & Custody Banks 0.02%
	Bank of New York Mellon Corp.
	@ 51.5, Notional Amount: $3,296,000, due Oct 17	640	25,280

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
State Street Corp.
@ 92.5, Notional Amount: $2,960,000, due Oct 17	320	$16,960
		42,240
Consumer Finance 0.07%
Ally Financial, Inc.
@ 22, Notional Amount: $2,816,000, due Oct 17	1,280	—
@ 23, Notional Amount: $2,208,000, due Oct 17	960	9,600
@ 21, Notional Amount: $2,688,000, due Nov 17	1,280	22,400
@ 22, Notional Amount: $2,112,000, due Nov 17	960	28,800
American Express Co.
@ 87, Notional Amount: $5,568,000, due Oct 17	640	2,240
Capital One Financial Corp.
@ 82.5, Notional Amount: $5,280,000, due Oct 17	640	7,360
@ 84, Notional Amount: $5,376,000, due Oct 17	640	36,480
Synchrony Financial
@ 28.5, Notional Amount: $2,736,000, due Oct 17	960	14,400
@ 29, Notional Amount: $1,856,000, due Oct 17	640	12,800
@ 30.5, Notional Amount: $3,904,000, due Oct 17	1,280	41,600
		175,680
Investment Banking & Brokerage 0.05%
Charles Schwab Corp.
@ 41, Notional Amount: $2,624,000, due Oct 17	640	—
@ 43, Notional Amount: $2,752,000, due Oct 17	640	40,000
@ 43.5, Notional Amount: $2,784,000, due Oct 17	640	25,600
Interactive Brokers Group, Inc.
@ 43, Notional Amount: $2,752,000, due Oct 17	640	20,800
Morgan Stanley
@ 46.5, Notional Amount: $2,976,000, due Oct 17	640	6,400
@ 47, Notional Amount: $3,008,000, due Oct 17	640	9,280
TD Ameritrade Holding Corp.
@ 45, Notional Amount: $2,880,000, due Oct 17	640	8,000
@ 46, Notional Amount: $4,416,000, due Oct 17	960	19,200
		129,280
Total Diversified Financials (Cost: $656,527)		347,200
Exchange Traded Funds 0.14%
Exchange Traded Funds 0.14%
Financial Select Sector SPDR Fund
@ 25, Notional Amount: $2,400,000, due Oct 17	960	9,600
@ 24, Notional Amount: $3,072,000, due Oct 17	1,280	—
@ 24.5, Notional Amount: $3,136,000, due Oct 17	1,280	1,920
@ 24.5, Notional Amount: $6,272,000, due Oct 17	2,560	6,400
@ 24.5, Notional Amount: $4,704,000, due Oct 17	1,920	9,600
@ 25, Notional Amount: $4,000,000, due Oct 17	1,600	3,200
@ 25, Notional Amount: $3,200,000, due Oct 17	1,280	7,040
@ 25.5, Notional Amount: $1,632,000, due Oct 17	640	8,960
@ 25.5, Notional Amount: $4,896,000, due Oct 17	1,920	16,320
iShares iBoxx $ High Yield Corporate Bond ETF
@ 87.5, Notional Amount: $5,600,000, due Oct 17	640	2,560
@ 88, Notional Amount: $5,632,000, due Oct 17	640	5,440
iShares MSCI Emerging Markets ETF

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
@ 43, Notional Amount: $4,128,000, due Oct 17	960	$—
@ 43, Notional Amount: $2,752,000, due Oct 17	640	5,440
@ 43, Notional Amount: $4,128,000, due Oct 17	960	14,880
@ 43.5, Notional Amount: $1,392,000, due Oct 17	320	3,680
@ 43.5, Notional Amount: $4,176,000, due Oct 17	960	5,760
@ 44, Notional Amount: $2,816,000, due Oct 17	640	5,120
iShares Russell 2000 ETF
@ 142, Notional Amount: $4,544,000, due Oct 17	320	1,920
@ 142, Notional Amount: $9,088,000, due Oct 17	640	10,880
@ 145, Notional Amount: $9,280,000, due Oct 17	640	42,560
@ 146, Notional Amount: $9,344,000, due Oct 17	640	37,120
@ 147, Notional Amount: $9,408,000, due Oct 17	640	28,160
SPDR S&P Bank ETF
@ 41, Notional Amount: $3,936,000, due Oct 17	960	7,200
@ 42, Notional Amount: $2,688,000, due Oct 17	640	6,400
@ 43, Notional Amount: $4,128,000, due Oct 17	960	19,200
SPDR S&P Regional Banking ETF
@ 50, Notional Amount: $3,200,000, due Oct 17	640	—
@ 51.5, Notional Amount: $3,296,000, due Oct 17	640	—
@ 52, Notional Amount: $3,328,000, due Oct 17	640	9,920
@ 52.5, Notional Amount: $5,040,000, due Oct 17	960	8,160
@ 53, Notional Amount: $3,392,000, due Oct 17	640	—
@ 53, Notional Amount: $3,392,000, due Oct 17	640	14,080
@ 53.5, Notional Amount: $5,136,000, due Oct 17	960	12,960
@ 55, Notional Amount: $5,280,000, due Oct 17	960	11,040
SPDR S&P500 ETF Trust
@ 245, Notional Amount: $15,680,000, due Oct 17	640	15,680
@ 246, Notional Amount: $15,744,000, due Oct 17	640	6,080
@ 247.5, Notional Amount: $15,840,000, due Oct 17	640	9,280
		346,560
Total Exchange Traded Funds (Cost: $1,046,683)		346,560
Information Technology 0.01%
Data Processing & Outsourcing 0.01%
Mastercard, Inc.
@ 135, Notional Amount: $8,640,000, due Oct 17	640	4,800
@ 136, Notional Amount: $4,352,000, due Oct 17	320	9,440
Visa, Inc.
@ 101, Notional Amount: $6,464,000, due Oct 17	640	1,600
@ 102, Notional Amount: $3,264,000, due Oct 17	320	7,840
		23,680
Total Information Technology (Cost: $105,603)		23,680
Insurance 0.03%
Multi-line Insurance 0.00%[c]
American International Group, Inc.
@ 59, Notional Amount: $3,776,000, due Oct 17	640	9,280
Hartford Financial Services Group, Inc.
@ 52.5, Notional Amount: $3,360,000, due Oct 17	640	—
		9,280

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Property & Casualty Insurance 0.03%
Allstate Corp.
@ 87.5, Notional Amount: $5,600,000, due Oct 17	640	$13,120
Chubb Ltd
@ 135, Notional Amount: $8,640,000, due Oct 17	640	22,400
Progressive Corp.
@ 47, Notional Amount: $3,008,000, due Oct 17	640	30,400
		65,920
Total Insurance (Cost: $181,193)		75,200
Total Put Option Long (Cost: $2,489,698)		1,067,200

	Number of Shares
Short-Term Instruments 4.05% (percentage of net assets)
Money Market Fund 4.05%
Fidelity Treasury Portfolio, Class I, 0.90%	10,000,000	10,000,000
Total Money Market Fund (Cost: $10,000,000)		10,000,000
Total Short-Term Instruments (Cost: $10,000,000)		10,000,000
Total Investments 94.58% (Cost: $178,639,540)		$233,785,376
Short Sales (21.34)% (Proceeds: $41,716,962)		(52,740,945)
Call option written (0.28)% (Premiums received: $490,635)		(701,000)
Put option written (0.04)% (Premiums received: $259,090)		(106,250)
Cash and other assets, less liabilities 27.08%		66,945,660
Net Assets 100.00%		$247,182,841
Short Sales (21.34)% (percentage of net assets)
Banks (10.51)%
Banks - Regional (10.51)%
Bank of Hawaii Corp.	(21,000)	(1,750,560)
BOK Financial Corp.	(24,350)	(2,169,098)
Cathay General Bancorp	(51,610)	(2,074,722)
City Holding Co.	(25,000)	(1,797,750)
Commerce Bancshares, Inc.	(94,500)	(5,459,265)
Cullen/Frost Bankers, Inc.	(60,000)	(5,695,200)
First Commonwealth Financial Corp.	(135,000)	(1,907,550)
Great Western Bancorp, Inc.	(78,300)	(3,232,224)
Umpqua Holdings Corp.	(97,500)	(1,902,225)
		(25,988,594)
Total Banks (Proceeds received: $21,111,668)		(25,988,594)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Diversified Financials (8.98)%
	Asset Management & Custody Banks (1.47)%
	BlackRock, Inc.	(8,120)	$(3,630,371)
	Consumer Finance (1.94)%
*	Credit Acceptance Corp.	(17,090)	(4,788,105)
	Financial Exchanges & Data (4.73)%
	Moody's Corp.	(84,037)	(11,698,791)
	Insurance Brokers (0.84)%
	Willis Towers Watson PLC	(13,500)	(2,082,105)
	Total Diversified Financials (Proceeds received: $17,355,619)		(22,199,372)
	Thrifts & Mortgage Finance (1.84)%
	Thrifts & Mortgage Finance (1.84)%
	Washington Federal, Inc.	(135,304)	(4,552,979)
	Total Thrifts & Mortgage Finance (Proceeds received: $3,249,675)		(4,552,979)
	Total Short Sales (Proceeds: $41,716,962)		(52,740,945)

		Number of Contracts
	Call Option Written (0.28)% (percentage of net assets)
	Banks (0.21)%
	Banks - Regional (0.06)%
	Citizens Financial Group, Inc.
	@ 40, Notional Amount: $(4,000,000), due Jan 2018	(1,000)	(107,500)
	Regions Financial Corp.
	@ 16, Notional Amount: $(1,600,000), due Jan 2018	(1,000)	(51,000)
			(158,500)
	Diversified Banks (0.15)%
	Bank of America Corp.
	@ 25, Notional Amount: $(6,250,000), due Jan 2018	(2,500)	(378,750)
	Total Banks (Premiums received: $412,158)		(537,250)
	Diversified Financials (0.07)%
	Investment Banking & Brokerage (0.07)%
	E*TRADE Financial Corp.
	@ 42, Notional Amount: $(2,100,000), due Jan 2018	(500)	(163,750)
	Total Diversified Financials (Premiums received: $78,477)		(163,750)
	Total Call Option Written (Premiums received: $490,635)		(701,000)
	Put Option Written (0.04)% (percentage of net assets)
	Diversified Financials (0.04)%
	Asset Management & Custody Banks (0.04)%
	Northern Trust Corp.
	@ 80, Notional Amount: $(4,000,000), due Jan 2018	(500)	(43,750)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
@ 82.5, Notional Amount: $(4,125,000), due Jan 2018	(500)	$(62,500)
		(106,250)
Total Diversified Financials (Premiums received: $259,090)		(106,250)
Total Put Option Written (Premiums received: $259,090)		(106,250)

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2017, based on securities owned was $137,111,104.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2017 was $60,002,831 and $(16,876,754), respectively, and net unrealized appreciation was $43,126,077.

* Indicates securities that do not produce income.

a Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $53,792,477. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

b Securities or partial securities on which call/put options were written.

c Rounds to less than 0.005%.

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – September 30, 2017 (Unaudited)

Organization

RMB Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified open-end management investment company. The Trust currently consists of the following three series: RMB Fund, RMB Mendon Financial Services Fund, and RMB Mendon Financial Long/Short Fund (each a “Fund” and collectively the “Funds”). Each Fund shares the adviser’s fundamental philosophy of prudent investment and risk management.

The RMB Fund seeks capital appreciation, mainly long term; Income is generally of less importance, meaning that it is a secondary goal. The RMB Mendon Financial Services Fund and RMB Mendon Financial Long/Short Fund seek capital appreciation.

1. Valuing Securities Accounting Policies

General:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

Fair Value Pricing

Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Stocks

Equity Securities, Warrants, Exchange Trading Funds (“ETFs”), and American Depository Receipts (“ADRs”) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or “NOCP.” The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Bonds

Long-Term Debt Securities. Debt securities including bonds, notes, debentures, certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with remaining maturities of more than sixty (60) calendar days for which reliable market quotations are readily available, shall be valued at the closing price. In the absence of closing prices, such securities will be valued at the mean between the closing bid and closing asked prices.

Short-Term Debt Securities. Debt securities with a remaining maturity of sixty (60) days or less are generally valued at amortized cost, subject to Board oversight.

Notes to Portfolio Holdings – September 30, 2017 (Unaudited)

Futures and Option contracts

Options Listed on a National Securities Exchange. Exchange traded options shall be valued at the composite mean between the closing bid and closing asked price, as provided by ICE.

•          Any options expiring within 30 days that are “out of the money” and for which there is no bid or asked price on the primary exchange, shall be valued at zero ($0.00). For the avoidance of doubt, the absence of a bid or asked price in such circumstance shall not result in treating the price as stale.

Exchange Traded Futures Contracts and Options on Futures Contracts. The market value of these instruments shall be the final settlement price or official closing price on the principal exchange on which the instrument is traded. If there is no such price, the value shall be the mean between the closing bid and the closing asked prices on the principal exchange.

Short sales

The Funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of the Fund’s net assets, which is measured daily by the Adviser. During the period ended September 30, 2017, the RMB Mendon Financial Long/Short Fund sold securities short in order to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Sub-Adviser’s research. When a Fund enters into a short sale, the Fund records a liability for the securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The Fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the Fund replaces a borrowed security, it will maintain in a segregated account at all times, cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral, will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the Funds’ prime broker. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended September 30, 2017, only the RMB Mendon Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The Funds account for purchases and sales of portfolio securities as of each security’s trade date. The Funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the Funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The Funds record interest income on an accrual basis. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds, understanding of the applicable country’s tax rules and rates.

Notes to Portfolio Holdings – September 30, 2017 (Unaudited)

2. Securities Lending

The Funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The Fund will bear the risk of loss with respect to the investment of cash collateral. As of September 30, 2017 no securities were out on loan.

3. Transactions with Affiliated Securities

During the period ended September 30, 2017, RMB Mendon Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the Fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/16	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 9/30/17	Dividend Income
Peregrine Holdings LLC	$284,752	$—	$(281,359)	$(3,391)	$(2)	$—	$—
Totals	$284,752	$—	$(281,359)	$(3,391)	$(2)	$—	$—

4. Restricted Securities

The Funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At September 30, 2017, the Funds held no restricted securities.

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment,, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

Notes to Portfolio Holdings – September 30, 2017 (Unaudited)

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2017	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stock:
Consumer Discretionary	$11,768,531	$—	$—	$11,768,531
Consumer Staples	8,594,260	—	—	8,594,260
Energy	5,145,580	—	—	5,145,580
Financial Services	5,873,523	—	—	5,873,523
Health Care	11,484,692	—	—	11,484,692
Industrials	8,475,467	—	—	8,475,467
Information Technology	29,355,119	—	—	29,355,119
Real Estate	3,758,700	—	—	3,758,700
Short-Term Instruments:	—	1,343,235	—	1,343,235
Total	$84,455,872	$1,343,235	$—	$85,799,107

RMB Mendon Financial Services Fund
Assets
Common Stock:
Banks	$507,355,619	$—	$—	$507,355,619
Diversified Financials	13,328,064	—	—	13,328,064
Thrifts & Mortgage Finance	57,065,066	—	—	57,065,066
Warrants:
Banks	3,421,600	—	—	3,421,600
Short-Term Instruments:	—	15,000,000	—	15,000,000
Total	$581,170,349	$15,000,000	$—	$596,170,349
Liabilities
Written Options	(103,125)	—	—	(103,125)
Total	$(103,125)	$—	$—	$(103,125)

RMB Mendon Financial Long/Short Fund
Assets
Common Stock:
Banks	$198,899,227	$—	$—	$198,899,227
Diversified Financials	14,969,192	—	—	14,969,192
Thrifts & Mortgage Finance	8,849,757	—	—	8,849,757
Options - Long	1,067,200	—	—	1,067,200
Short-Term Instruments	—	10,000,000	—	10,000,000
Total	$233,785,376	$10,000,000	$—	$233,785,376
Liabilities
Short Sales	(52,740,945)	—	—	(52,740,945)
Written Options	(807,250)	—	—	(807,250)
Total	$(53,548,195)	$—	$—	$(53,548,195)

During the period ended September 30, 2017, there were no transfers between any levels.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended September 30, 2017:

Notes to Portfolio Holdings – September 30, 2017 (Unaudited)

RMB Mendon Financial Services Fund	Level 3 Assets
Common Stock:
Balance, December 31, 2016	$284,752
Sale	(281,359)
Realized (loss)	(3,391)
Change in Unrealized (Depreciation)	(2)
Balance, September 30, 2017	$—

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement. It is the Funds policy to recognize transfers into and out of all levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date November 28, 2017

By (signature and title)*	/s/ Maher Harb
Maher Harb,
Chief Financial Officer (Principal Financial Officer)
Date November 28, 2017